Annual Total Returns [BarChart] - Brighthouse Asset Allocation 60 Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.14%)
Annual Return 2012	13.47%
Annual Return 2013	18.29%
Annual Return 2014	5.29%
Annual Return 2015	(0.99%)
Annual Return 2016	7.47%
Annual Return 2017	14.93%
Annual Return 2018	(5.93%)
Annual Return 2019	19.85%
Annual Return 2020	14.09%